Related party transactions - Summary of Key management personnel remunerations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Salaries, other short-term employee benefits and non-executive fees	£ 7	£ 7	£ 6
Post-employment benefits		1	1
Share based remuneration	7	8	1
Total	£ 14	£ 16	£ 8